Risk management - Foreign currency exposures banking books (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trading income (expense) [line items]
Net banking currency exposures banking books	€ 16,849	€ 17,892
Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	28,024	27,081
Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(11,175)	(9,189)
US Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	6,921	8,093
US Dollar | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	10,337	10,470
US Dollar | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(3,416)	(2,376)
Pound Sterling
Trading income (expense) [line items]
Net banking currency exposures banking books	1,503	1,306
Pound Sterling | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,659	1,364
Pound Sterling | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(156)	(58)
Polish Zloty
Trading income (expense) [line items]
Net banking currency exposures banking books	2,722	2,393
Polish Zloty | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	3,976	2,714
Polish Zloty | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(1,254)	(321)
Australian Dollar
Trading income (expense) [line items]
Net banking currency exposures banking books	1,346	1,108
Australian Dollar | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	3,620	3,781
Australian Dollar | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(2,273)	(2,673)
Turkish Lira
Trading income (expense) [line items]
Net banking currency exposures banking books	517	750
Turkish Lira | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	517	750
Turkish Lira | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Chinese Yuan
Trading income (expense) [line items]
Net banking currency exposures banking books	1,466	1,871
Chinese Yuan | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,815	1,871
Chinese Yuan | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(348)	0
Russian Rouble
Trading income (expense) [line items]
Net banking currency exposures banking books	375	392
Russian Rouble | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	375	391
Russian Rouble | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	0	0
Romanian Leu
Trading income (expense) [line items]
Net banking currency exposures banking books	761	706
Romanian Leu | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	895	860
Romanian Leu | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(134)	(154)
Thai Baht
Trading income (expense) [line items]
Net banking currency exposures banking books	431	410
Thai Baht | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	1,128	1,109
Thai Baht | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	(697)	(699)
Other currency
Trading income (expense) [line items]
Net banking currency exposures banking books	806	863
Other currency | Foreign Investments
Trading income (expense) [line items]
Net banking currency exposures banking books	3,704	3,771
Other currency | Hedges
Trading income (expense) [line items]
Net banking currency exposures banking books	€ (2,897)	€ (2,908)